Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: July 2007

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of March 14, 2006 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Transferor, Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: July 31, 2007

(b)	Interest Period: July 16, 2007 through August 14, 2007

(1)	Interest Period for New Issuances:

A2007-11: July 19, 2007 through August 14, 2007

A2007-13: July 26, 2007 through August 14, 2007

(c)	Determination Date: August 13, 2007

(d)	Distribution Date: August 15, 2007

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Vice President